Overview of consolidation scope	12 Months Ended
Dec. 31, 2025
Overview of consolidation scope
Overview of consolidation scope

6. Overview of consolidation scope

6.1. Subsidiaries

The consolidated financial statements of the Company include:

Company name	Registration number	Location	Financial interest (%)
AgomAb Therapeutics NV	674527310	Antwerp, Belgium	Parent
Agomab Spain S.L.U.	B32478414	Fonte Díaz-A Coruña, Spain	100%
Agomab US Inc.	99-332612	Delaware, USA	100%